Filed Pursuant to Rule 497
                                                  File Number 33-62674

                   GREAT NORTHERN INSURED ANNUITY CORPORATION
                        SUPPLEMENT DATED DECEMBER 4, 1998
                                TO THE PROSPECTUS
                                DATED MAY 1, 1998
                          FOR THE GROUP AND INDIVIDUAL
                               MODIFIED GUARANTEED
                                ANNUITY CONTRACTS
                                Form A 3080-93-07
                                Form A 3085-93-07

                                   Offered by
                   GREAT NORTHERN INSURED ANNUITY CORPORATION
                             6604 West Broad Street
                               Richmond, VA 23230
                                 (804) 281-6000


The purpose of this Supplement is to make certain changes to your prospectus regarding the market value adjustment. Please add or replace the following as indicated:

On page 8 in the "Market Value Adjustment" subsection in the "Description of the Contract" section:

      Add the following sentence after the third sentence in the fourth paragraph:

         However, a negative market value adjustment will not exceed an amount that would reduce the credited interest on a Guarantee Period below an effective rate of 3% per year determined from the date we established the relevant Guarantee Period to the date of the transfer or payment (the "Negative Market Value Adjustment Floor").

     On page 9 add the following paragraph after the seventh paragraph:

         In the first example, assume the initial account value in the Guarantee Period was $7,912.23 ($7,912.23 with interest credited at 5.0% for 4.8 years equals $10,000) and that no withdrawals or transfers have been previously taken. The Negative Market Value Adjustment Floor requires that the net payment (assuming no surrender charge) at least equal the initial account value in the Guarantee Period with interest credited at a rate of 3.0% per year ($7,912.23 with interest credited at 3% per year for 4.8 years equals $9,118.23). The amount of the Negative Market Value Adjustment Floor is the difference between this minimum required net payment and the amount withdrawn ($9,118.23 - $10,000 = -$881.77). In this example, the Negative Market Value Adjustment Floor does not affect the amount of the market value adjustment.

     On page 9 add the following sentence after the second sentence in the eighth paragraph:

         However, at the 7% and 8% levels the Negative Market Value Adjustment Floor would apply and the amount of the market value adjustment would be limited to -$881.77.

On page 28 delete the table and related footnotes contained in the Appendix and replace it with the following:

        Market Value Adjustments, Withdrawal Charges and Net Sub-Account
           Values for a 10-year Sub-Account With a Guaranteed Interest Rate of 5% Based on Interpolated Current Interest Rates of:


    Guaranteed Rate                           New Rate
         5.00%                                   3%

   End 0f       Sub-       Market                     Minimum         Net
Certificate   Account       Value     Withdrawal   3% Guaranteed     Sub-
    Year       Value     Adjustment     Charge        Account       Account
                                                       Value         Value
     1         10,500       1,984         735         10,300        11,749
     2         11,025       1,834         662         10,609        12,197
     3         11,576       1,668         579         10,927        12,666
     4         12,155       1,487         486         11,255        13,156
     5         12,763       1,288         383         11,593        13,668
     6         13,401       1,072         268         11,941        14,204
     7         14,071        836          141         12,299        14,766
     8         14,775        579           0          12,668        15,354
     9         15,513        301           0          13,048        15,815
     10        16,289         0            0          13,439        16,289



    Guaranteed Rate                           New Rate
         5.00%                                   5%

   End 0f       Sub-       Market                     Minimum         Net
Certificate   Account       Value     Withdrawal   3% Guaranteed     Sub-
    Year       Value     Adjustment     Charge        Account       Account
                                                       Value         Value
     1         10,500         0           735         10,300        10,300
     2         11,025         0           632         10,609        10,609
     3         11,576         0           553         10,927        11,024
     4         12,155         0           464         11,255        11,691
     5         12,763         0           366         11,593        12,397
     6         13,401         0           256         11,941        13,145
     7         14,071         0           134         12,299        13,937
     8         14,775         0            0          12,668        14,775
     9         15,513         0            0          13,048        15,513
     10        16,289         0            0          13,439        16,289



    Guaranteed Rate                           New Rate
         5.00%                                   7%

   End 0f       Sub-       Market                     Minimum         Net
Certificate   Account       Value     Withdrawal   3% Guaranteed     Sub-
    Year       Value     Adjustment     Charge        Account       Account
                                                       Value         Value
     1         10,500      -1,640         735         10,300        10,300
     2         11,025      -1,475         632         10,609        10,609
     3         11,576      -1,367         553         10,927        10,927
     4         12,155      -1,242         464         11,255        11,255
     5         12,763      -1,097         366         11,593        11,593
     6         13,401       -930          256         11,941        12,215
     7         14,071       -739          134         12,299        13,197
     8         14,775       -522           0          12,668        14,252
     9         15,513       -277           0          13,048        15,236
     10        16,289         0            0          13,439        16,289

The formulas used in determining the amounts shown in the above table are as follows:

(1)  Market Value Adjustment Factor  (MVA) =      (1+ Guaranteed Interest Rate) n/365 - 1
                                                  ----------------------------------------
                                                         1 + Current Interest Rate


(2) Maximum Free Withdrawal Amount (MFW) = Prior Year's Interest.

(3) Market Value Adjustment = (Sub-Account Value - MFW) x MVA.

(4) Withdrawal Charge = (Sub-Account Value - MFW) x Withdrawal Charge Percent].

(5) [Minimum Guarantee at 3% (MG3) of purchase payment = Purchase
    Payment x (1.03)^(n/365).]

(6) Net Sub-Account Value = Maximum of {[(Sub-Account Value - MFW) x
    (1+ MVA-Withdrawal Charge Percent)] + MFW].} or MG3.








                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS